Contingent Liabilities and Financial Commitments - Tobacco Related Litigation Outside the United States - Additional Information (Details) - 1 months ended Dec. 31, 2019	GBP (£) Market Claim Euro	ARS ($) Market Claim Euro
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | Euro	81	81
Number of claims received unfavourable verdicts	2	2
Total value of unfavourable verdicts	£ 36,000	$ 2,850,000
Post-judgment interest totalling | £	£ 380,000
Outside US
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | Market	14	14
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	37	37
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	18	18
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	9	9
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	6	6
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	5	5
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	2	2
Four Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	1	1